Major restructuring costs - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) company	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of restructuring costs [line items]
Total restructuring costs	£ 109	£ 353	£ 382
Restructuring, number of companies separated into | company	2
Asset impairments credit	£ (4)
Other non-cash credit	18
Separation restructuring programme
Disclosure of restructuring costs [line items]
Provision reversal restructuring	51
Minimum
Disclosure of restructuring costs [line items]
Restructuring costs	£ 25